Fair Value (Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on Recurring Basis on Balance Sheets by Level) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amounts of cost-method investment securities not practical to estimate fair value and no indicators of impairment			¥ 437,000
Carrying amounts of investments in equity method investees		¥ 2,487,389	2,219,196
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		33,924,000	32,648,000
Interest-earning deposits in other banks		40,647,000	43,210,000
Call loans and funds sold		1,110,000	896,000
Receivables under resale agreements		10,975,000	5,726,000
Receivables under securities borrowing transactions		2,759,000	9,269,000
Investment securities		4,442,000	3,684,000	[1],[2]
Loans, net of allowance for credit losses	[3]	116,213,000	116,272,000
Other financial assets	[4]	7,455,000	7,000,000
Deposits, Non-interest-bearing		30,443,000	29,862,000
Deposits, Interest-bearing		168,846,000	165,831,000
Total deposits		199,289,000	195,693,000
Call money and funds purchased		2,450,000	2,453,000
Payables under repurchase agreements		25,225,000	18,135,000
Payables under securities lending transactions		913,000	8,170,000
Due to trust account		2,736,000	3,386,000
Other short-term borrowings		6,441,000	6,617,000
Long-term debt		27,790,000	26,861,000
Other financial liabilities		6,781,000	6,642,000
Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		33,924,000	32,648,000
Interest-earning deposits in other banks		40,647,000	43,210,000
Call loans and funds sold		1,110,000	896,000
Receivables under resale agreements		10,975,000	5,726,000
Receivables under securities borrowing transactions		2,759,000	9,269,000
Investment securities		4,453,000	3,797,000	[1],[2]
Loans, net of allowance for credit losses	[3]	117,064,000	117,753,000
Other financial assets	[4]	7,455,000	7,000,000
Deposits, Non-interest-bearing		30,443,000	29,862,000
Deposits, Interest-bearing		168,899,000	165,825,000
Total deposits		199,342,000	195,687,000
Call money and funds purchased		2,450,000	2,453,000
Payables under repurchase agreements		25,225,000	18,135,000
Payables under securities lending transactions		913,000	8,170,000
Due to trust account		2,736,000	3,386,000
Other short-term borrowings		6,441,000	6,617,000
Long-term debt		27,968,000	26,919,000
Other financial liabilities		6,781,000	6,642,000
Estimated Fair Value [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		33,924,000	32,648,000
Investment securities		1,197,000	1,197,000	[1],[2]
Loans, net of allowance for credit losses	[3]	3,000	3,000
Estimated Fair Value [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest-earning deposits in other banks		40,647,000	43,210,000
Call loans and funds sold		1,110,000	896,000
Receivables under resale agreements		10,975,000	5,726,000
Receivables under securities borrowing transactions		2,759,000	9,269,000
Investment securities		1,135,000	1,051,000	[1],[2]
Loans, net of allowance for credit losses	[3]	247,000	330,000
Other financial assets	[4]	7,455,000	7,000,000
Deposits, Non-interest-bearing		30,443,000	29,862,000
Deposits, Interest-bearing		168,899,000	165,825,000
Total deposits		199,342,000	195,687,000
Call money and funds purchased		2,450,000	2,453,000
Payables under repurchase agreements		25,225,000	18,135,000
Payables under securities lending transactions		913,000	8,170,000
Due to trust account		2,736,000	3,386,000
Other short-term borrowings		6,441,000	6,617,000
Long-term debt		27,968,000	26,919,000
Other financial liabilities		6,781,000	6,642,000
Estimated Fair Value [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities		2,121,000	1,549,000	[1],[2]
Loans, net of allowance for credit losses	[3]	¥ 116,814,000	¥ 117,420,000

[1]	Excludes cost-method investments of ¥437 billion at March 31, 2018, of which the MUFG Group did not estimate the fair value since it was not practical and no impairment indicators were identified. See Note 3 for the details of these cost-method investments.
[2]	Includes impaired securities measured at fair value on a nonrecurring basis at March 31, 2018. Refer to "Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis" for the details of the level classification.
[3]	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to "Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis" for the details of the level classification.
[4]	Excludes investments in equity method investees of ¥2,219 billion and ¥2,487 billion at March 31, 2018 and 2019, respectively.